Related Party Transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions
Related Party Transactions

10. Related Party Transactions

The following sets forth significant related parties and their relationships with the Company:

Name of related parties	Relationship with the Company
Leju and its subsidiaries (“Leju”)	An investee of the Company
Alibaba and its subsidiaries (“Alibaba”)	Strategic partner and significant shareholder of Weibo
New Wave MMXV Limited (“New Wave”)	An entity controlled by Mr. Charles Chao

(a)  Service provided to related parties

The Company entered into the following transactions with related parties:

	Year ended December 31,
Transactions	2016	2017	2018
	(In thousands)
Revenues:
License revenue from Leju[1]	$10,435	$10,435	$10,435
Agency and advertising service earned from Leju[1]	9,265	16,091	20,754
Promotion and advertising service to Alibaba[2]	82,021	91,724	126,882
Others[3]	47,809	94,107	160,184
	$149,530	$212,357	$318,255

Other related parties mainly include investee companies over on which the Company has significant influence. These investees are mainly high-tech companies operating in different internet-related industries, such as short video applications, social and new media marketing services and so on.

[1] The amended and restated advertising agency agreement, the domain name and content license agreement, the trademark license agreement and the software license and support services agreement (“License Agreements”) were entered into with Leju, a subsidiary of E-House, and such amount allocated to the fair value of the License Agreements was $187.4 million, which represents the difference between the total consideration and the fair value of equity interests disposed. This amount was recorded as deferred revenues and amortized over ten years prior to March 2014, when the License Agreement was extended for another ten years.  Accordingly, the remaining deferred revenue balance as of March 2014 will be amortized prospectively under the straight-line method until 2024.  For the years ended December 31, 2016, 2017 and 2018, the Company recorded $10.4 million revenue from License Agreements from such deferred revenue account, respectively. As of December 31, 2017 and 2018, the total amount of deferred revenue from Leju was $64.5 million and $54.1 million, respectively, which includes $54.1 million and $43.7 million of non-current portion of deferred revenue, respectively. Based on the amended and restated advertising agency agreements with Leju, agency fees and advertising revenue earned from Leju for 2016, 2017 and 2018, generated from the sales of advertising through SINA were amounting to $9.3 million, $16.1 million and $20.8 million, respectively.

2 On April 29, 2013, affiliated entities of the Company formed a strategic alliance with affiliated entities of Alibaba to jointly explore social commerce and develop marketing solutions to enable merchants on Alibaba e-commerce platforms to better connect and build relationships with Weibo’s users. Alibaba purchased advertising from the Company and continued to do so subsequently. The Company has continued to keep strategic collaboration and work with Alibaba in the area of social commerce and other areas after the expiration of the strategic framework agreement in January 2016 and recorded $82.0 million, $91.6 million and $126.7 million in advertising and marketing revenues from Alibaba in 2016, 2017 and 2018, respectively.

[3] Within other related parties, one related party that is an equity investee in the short video business contributed $53.9 million of advertising and marketing revenues in 2018 and represented $80.9 million of accounts receivable due from other related parties at December 31, 2018.

(b)  Balances with related parties

The Company had the following balances with related parties:

	As of December 31,
	2017	2018
	(In thousands)
Accounts receivable from Leju	$1,513	$4,905
Accounts receivable from Alibaba	43,676	53,480
Accounts receivable from other related parties[3]	29,848	131,137
	$75,037	$189,522
Deferred revenues in relation to License Agreement with Leju	$64,521	$54,087
Account payable to related parties	$20,660	$50,678
Accrued and other liabilities to related parties	$5,681	$14,763

(c)  Shares Issuance to Management

On November 6, 2015, the Company completed an issuance of 11,000,000 ordinary shares to New Wave, a holding company that holds ordinary shares on behalf of our senior management and controlled by Mr. Charles Chao, Chairman and chief executive officer (“CEO”) of the Company, for an aggregate price of $456,390,000 pursuant to a legally binding subscription agreement signed in June 2015.  The shares acquired in this transaction are subject to a contractual lock-up restriction for six months after the closing on November 6, 2015.  The per share purchase price of US$41.49 represents the average closing trading price of SINA’s ordinary shares for the 30 trading days ended May 29, 2015, the last trading day before the signing of the subscription agreement. No stock-based compensation expenses arose from this placement.

On November 6, 2017, the Company entered into a share subscription agreement with New Wave, which held 7,944,386 ordinary shares of the Company then. Pursuant to the agreement, the Company issued to New Wave 7,150 newly created class A preference shares with 10,000 votes per share initially (the "Class A Preference Shares"), at par value of US$1.00 per share. Immediately following the share issuance, New Wave's aggregate voting power in the Company increased from approximately 11.1% to approximately 55.5%. The Class A Preference Shares have no economic rights and no participant rights to any dividend, and as a result, the Company concluded that the transfer of economic benefits from the Company or shareholders to New Wave and the fair value of these Class A Preferred Shares was immaterial.

See Note 15 to Consolidated Financial statements Shares Issuance to Management.

(d)  Other transactions with related parties

Transactions with related parties included in cost and operating expenses represented 4.4%,  4.4%, and 4.1% of total cost and operating expenses for 2016, 2017 and 2018, respectively.  The Company believes that the terms of the agreements with the related parties are comparable to the terms of market rate transactions with third-party customers and vendors.

Other than the transactions disclosed above or elsewhere in the consolidated financial statements, the Company had no material loan and interest income /expense with related parties for the years ended December 31, 2016, 2017 and 2018.